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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended 3/31/01

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |X| adds new holding
                                       entries.


Levy, Harkins & Company, Inc.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager


570 Lexington Avenue, 27 Floor,        New York,            NY             10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-06421

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Lucia Mazzullo                  Office Manager                   (212) 888-3030
--------------------------------------------------------------------------------
Name                               (Title)                           (Phone)


                                           Lucia Mazzullo
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                      570 Lexington Avenue, NYC 10022    5/3/01
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:  24

Form 13F Information Table Value Total: $72,721
                                        (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


   13F File No.: Name: None                13F File No.: Name:
   ------------- ---------------------     ------------- ---------------------
1. 28-                                  6.
   ------------- ---------------------     ------------- ---------------------
2.                                      7.
   ------------- ---------------------     ------------- ---------------------
3.                                      8.
   ------------- ---------------------     ------------- ---------------------
4.                                      9.
   ------------- ---------------------     ------------- ---------------------
5.                                      10.
   ------------- ---------------------     ------------- ---------------------

                                    FORM 13F

                                INFORMATION TABLE

COLUMN 1                          COLUMN 2           COLUMN 3         COLUMN 4      COLUMN 5     COLUMN 6       COLUMN 7   COLUMN 8
Name of Issuer                    Title of Class     CUSIP            VALUE         Shares       Discretion     Other      Voting
                                                                      (x$1000)                                  Managers   Authority
American Express                  COM                025816 10 9       3,607         82,454        Sole          None        None
American Intl. Group Inc.         COM                026874 10 7       3,888         48,180        Sole          None        None
Asia Satellite Telecom            Sponsored ADR      04516X 10 6       1,468         61,685        Sole          None        None
Bear, Stearns Cos. Inc.           COM                073902 10 8       4,642         87,735        Sole          None        None
Cabot Corporation                 COM                127055 10 1        2134         63,525        Sole          None        None
Comerica                          COM                200340 10 7        2922         55,021        Sole          None        None
Countrywide Crd. Ind. Inc.        COM                222372 10 4       4,111         93,215        Sole          None        None
Echostar Communiation             CL A               278762 10 9      14,189        464,897        Sole          None        None
Eden BioScience Corp.             COM                279445 10 0         674         48,150        Sole          None        None
Ethan Allen Interiors Inc.        COM                297602 10 4       4,104        112,612        Sole          None        None
Felcor Lodging Tr. Inc.           COM                31430F 10 1         509         23,600        Sole          None        None
Fidelity National Fina            COM                316326 10 7       1,661         71,267        Sole          None        None
First Industrial Rlty. Tst        COM                32054K 10 3         453         14,440        Sole          None        None
Gannett Incorporated              COM                364730 10 1       3,753         56,970        Sole          None        None
Mack Cali Realty Corp.            COM                554489 10 4       3,498        131,005        Sole          None        None
McDonalds Corporation             COM                580135 10 1       2,784        102,695        Sole          None        None
Moody's Corporation               COM                615369 10 5       3,085         98,195        Sole          None        None
Neuberger Berman Inc.             COM                641234 10 9       1,460         19,775        Sole          None        None
Parametric Tech. Corp             COM                699173 10 0         972         84,675        Sole          None        None
Qualcomm Inc.                     COM                747525 10 3       6,622        117,617        Sole          None        None
RFS Holtel Investm. Inc.          COM                74955J 10 8       1,100         78,190        Sole          None        None
Scotts CO                         CL A               810186 10 6       2,707         62,070        Sole          None        None
Storage USA Inc.                  COM                861907 10 3       1,374         40,630        Sole          None        None
Tanger Factory Ctrs. Inc.         COM                875465 10 6       1,004         45,700        Sole          None        None